Schedule of Prepaid Expenses and Other Current Assets (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Prepaid expenses	$ 425	$ 18,907	$ 22,381
Deposits	48,301	12,742	12,979
Prepaid taxes	7,482	7,265	7,400
Prepaid expenses and other current assets	$ 56,208	$ 38,914	$ 42,760